Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2020 are as follows (in thousands):
Year Ended December 31,
2021	$11,813
2022	9,102
2023	11,025
2024	11,015
2025	10,962
Thereafter	23,946
$77,863